Stockholder's Equity - Plan 2024 movements (Table) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Restricted Shares Granted [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023		0
Granted July 24,2024		625,000
Vested during 2024		0
December 31, 2024	625,000
Vested during 2025	0
December 31, 2025	625,000	625,000
Number of Restricted Shared Forfeited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023		0
Granted July 24,2024		(3,000)
Vested during 2024		0
December 31, 2024	(3,000)
Vested during 2025	0
December 31, 2025	(3,000)	3,000
Number of Restricted Shares Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023		0
Granted July 24,2024		0
Vested during 2024		0
December 31, 2024
December 31, 2024	0
Vested during 2025	311,000
December 31, 2025	311,000
Balance of Non-Vested Restricted Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023		0
Granted July 24,2024		622,000
Vested during 2024		0
December 31, 2024	622,000
Vested during 2025	(311,000)
December 31, 2025	311,000	622,000
Grant Date Fair Value [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
December 31, 2023		0
Granted July 24,2024		26.07
Vested during 2024		26.07
December 31, 2024	26.07
Vested during 2025	26.07
December 31, 2025	26.07	26.07